Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue (Note 5)	$ 11,043	$ 9,448
Expenses
Energy supply costs	3,952	2,951
Operating expenses	2,683	2,523
Depreciation and amortization	1,668	1,505
Total expenses	8,303	6,979
Operating income	2,740	2,469
Other income, net (Note 21)	165	173
Finance charges	1,102	1,003
Earnings before income tax expense	1,803	1,639
Income tax expense (Note 22)	289	234
Net earnings	1,514	1,405
Net earnings attributable to:
Non-controlling interests	120	111
Preference equity shareholders	64	63
Common equity shareholders	1,330	1,231
Net earnings	$ 1,514	$ 1,405
Earnings per common share (Note 17)
Basic (CAD per share)	$ 2.78	$ 2.61
Diluted (CAD per share)	$ 2.78	$ 2.61